INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of:

	2018	2017	2016
	(Dollars in Thousands)
Currently payable:
Federal	$877	$801	$659
State	186	105	137

	1,063	906	796
Deferred	(68)	(58)	3
Change in corporate tax rate	133	—	—

Total	$1,128	$848	$799

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders’ equity during the years ended June 30:

	2018	2017	2016
	(Dollars in Thousands)
Net unrealized loss on securities available for sale	$2	$17	$58
Net non-credit (gain) loss on securities with OTTI	4	(44)	(56)

Net gain (loss) recorded to stockholders’ equity	$6	$(27)	$2

Schedule of Deferred Tax Assets and Liabilities

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2018	2017
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$101	$147
Deferred compensation	62	80
Retirement Plan	117	148
Reserve for uncollected interest	—	2
Reserve for off-balance sheet commitments	8	13
OTTI other impairment	47	120
OTTI credit impairment	36	65
Net unrealized loss on securities available for sale	3	—
Other	110	90

Total gross deferred tax assets	484	665

Deferred tax liabilities:
Net unrealized gain on securities available for sale	—	24
Deferred origination fees, net	124	193
Depreciation reserve	1	11
Total gross deferred tax liabilities	125	228

Net deferred tax assets	$359	$437

Schedule of Reconciliation of Income Taxes

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2018		2017		2016
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

	(Dollars in Thousands)
Provision at statutory rate	$894	27.5%	$845	34.0%	$722	34.0%
Impact of change in Federal corporate tax rate	133	4.1	—	—	—	—
State income tax, net of federal tax benefit	146	4.5	69	2.8	90	4.2
Tax exempt income	(7)	(0.2)	(5)	(0.2)	(3)	—
Bank Owned Life Insurance	(34)	(1.0)	(45)	(1.8)	(46)	(2.3)
Other, net	(4)	(0.1)	(16)	(0.7)	36	1.7

Actual tax expense and effective rate	$1,128	34.8%	$848	34.1%	$799	37.6%